Basis of Preparation of the Financial Statements (Narrative) (Details)	Dec. 31, 2021 € / $	Dec. 31, 2021 ₪ / $	Dec. 31, 2020 ₪ / $	Dec. 31, 2019 ₪ / $
Disclosure Of Basis Of Preparation [Abstract]
Foreign exchange rate	0.883	3.110	3.215	3.446
Average USD exchange rate	0.845	3.230	3.479	3.442